Filed Pursuant to Rule 497(e)
                                                     1933 Act File No. 333-29289
                                                      1940 Act File No. 811-8255

                      THE WORLD FUNDS, INC. (the "Company")
                          CSI Equity Fund (the "Fund")
                          Supplement Dated June 1, 2004
                                to the Prospectus
                              Dated January 2, 2004

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Effective June 1, 2004, Investor Shares of the Fund will be offered without the imposition of a front-end sales charge. The two percent (2%) deferred sales charge imposed on the proceeds of Investor Shares redeemed with 360 of purchase will remain in effect.

2. The following disclosure replaces the first and second paragraph presented on the front cover:

This prospectus describes the CSI Equity Fund (the "Equity Fund") and the CSI Fixed Income Fund (the "Fixed Income Fund" and collectively with the Equity Fund as the "Funds"). The Funds are each a separate series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. The CSI Equity Fund is authorized to offer four classes of shares, two of which, Investor Shares and Class C Shares are offered by this prospectus. The CSI Fixed Income Fund offers one class of shares. The CSI Equity Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities. The CSI Fixed Income Fund seeks current income by investing in debt securities.

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

3. The following disclosure replaces in its entirety the "Average Annual Total Return" information of the Fund currently presented on page 2:

                                               Average Annual Total Return
                                      (for the periods ending December 31, 2003)

                                                                      Since
                                                                     Inception
                                           One Year    Five Years    (10/15/97)
                                           --------    ----------    -----------

Equity Fund-Investor Shares
   Before Taxes(1)                           23.22%      3.91%          7.06%
   After Taxes on Distributions(1)(2)        23.07%      3.52%          6.74%
   After Taxes on Distributions
    and Sale of Fund Shares(1)(2)            15.09%      3.26%          6.06%
Class C Shares(3)                            20.76%      3.91%          7.06%
---------------------
Lipper Global  Funds Index(4)                31.96%      2.04%          2.88%

(1) Prior to June 1, 2004, Investor Shares of the Fund were subject to the imposition of a maximum front-end sales of 5.75%. These returns represent the performance of Investor Shares but have been restated without any sales charges.

(2) After-tax returns presented are for Investor Shares only. After-tax returns for Class C Shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) These returns represent the performance of the Investor Shares but they have been restated to include the effect of the 2.00% deferred sales charge payable on redemptions of Class C Shares. Class C Shares are also subject to distribution and service fees at an annual rate of 1.00% of the Equity Fund's Class C Share assets. Had the performance of the Investor Shares of the Equity Fund been restated to reflect these distribution and service fees, the average annual total returns would have been lower.

(4) The Lipper Global Fund Index is an unmanaged index. The Lipper Global Fund Index is a composite of the total return of mutual funds with the stated objective of investing at least 25% of their portfolio in securities outside of the United States and may own U.S. securities as well. The index is not adjusted to reflect deductions for fees, expenses or taxes that the SEC requires to be reflected in the Fund's performance.

4. The following disclosure replaces in its entirety the section entitled "FEES AND EXPENSES" currently presented on pages 4 through 6:

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a Fund, plus any transaction costs associated with buying and selling the securities a Fund holds. These costs will reduce a portion of the gross income or capital appreciation a Fund achieves. Even small differences in these expenses can, over time, have a significant effect on a Fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in each of the Funds. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the average daily net assets.

Shareholder Transaction Fees (fees paid directly from your investment)

                                    Equity Fund   Equity Fund   Fixed
                                    Investor      Class C       Income
                                    Shares        Shares        Fund
Maximum Sales Charge
  (Load) Imposed on Purchases(1)    None          None          None
Maximum Deferred
  Sales Charge (Load)               2.00%(2)      2.00%(3)      None
Maximum Sales Charge
  (Load) Imposed on Reinvested
  Dividends and Distributions       None          None          None
Redemption Fees(4)                  None          None          None
Exchange Fees(4)                    None          None          None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                      1.00%         1.00%         1.00%
Distribution (12b-1) and Service    None          1.00%(5)      None
Fees
Other Expenses                      0.57%         0.57%         0.42%
Total Annual Fund Operating         1.57%         2.57%         1.42%
Expenses
Fee Waiver and/or Expense           0.08%(6)      0.08%(6)      0.50%(7)
Reimbursements
Net Expenses                        1.49%         2.49%         0.92%

(1)   As a percentage of offering price.

(2) A deferred sales charge of 2.00% is imposed on the proceeds of Investor Shares redeemed within 360 days of purchase. The charge is a percentage of the net asset value at the time of purchase.

(3) A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within two years. The charge is a percentage of the net asset value at the time of purchase.

(4) A shareholder electing to redeem shares by telephone will be charged $10 for each such redemption request. A shareholder may be charged a $10 fee for each telephone exchange.

(5) The Company has approved a Plan of Distribution for the Equity Fund's Class C Shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the"1940 Act"), providing for the payment of distribution and service fees to the distributor of the Fund. Class C Shares pay a maximum distribution and service fee of 1.00% of Class C Shares' average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees payable under Class C Shares' Rule 12b-1 Plan and 0.25% represents shareholder servicing fees. The higher 12b-1 fees borne by Class C Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

(6) Effective July 16, 2003, Commonwealth Shareholder Services, Inc., the administrator to the Fund, has entered into a contractual expense limitation agreement with the Company, on behalf of the Equity Fund, whereby the maximum operating expense in any year with respect to the Equity Fund's Investor Shares is limited to 1.49% of Investor Shares' average daily net assets; and, with respect to the Equity Fund's Class C Shares, 2.49% of Class C Shares' average daily net assets.

(7) The adviser has voluntarily agreed to waive fees and/or reimburse expenses so that the ratio of total operating expenses for the Fixed Income Fund do not exceed 1.00% of the average daily net assets through August 31, 2004.

Example:

The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund, you reinvest all dividends and distributions in additional shares of the Funds, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return, and each Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only.

Based on these assumptions, your costs would be:

Fund                                   1 Year  3 Years  5 Years  10 Years
----                                   ------  -------  -------  --------

Equity Fund -- Investor Shares         $152    $488     $   848  $1,861
Class C Shares(1)                       452     792       1,358   2,899
Fixed Income Fund(2)                     94     400         729   1,659

(1) With respect to the Equity Fund's Class C Shares, the above examples assume the payment of the 2.00% deferred sales charge at the time of redemption. If you hold Class C Shares, and you did not sell your shares during the periods indicated, your costs would be $200 less for the one year period.

(2) Should the adviser continue the voluntary operating expense limitation for the periods shown below, your costs would be:

                                       1 Year  3 Years  5 Years  10 Years

Fixed Income Fund(2)                   $94     $293     $509     $1,131

5. The following disclosure replaces in its entirety the second paragraph of the section entitled "SHAREHOLDER INFORMATION" currently presented on page 10:

Investor Shares and Class C Shares of the Equity Fund and shares of the Fixed Income Fund are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of Investor Shares and Class C Shares of the Equity Fund and shares of the Fixed Income Fund is equal to the NAV. Shares of the Funds held by you are sold at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge in the case of the Equity Fund. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

6. The following disclosure replaces in its entirety the paragraph entitled "Share Transactions" under the section "PURCHASING SHARES" currently presented on page 11:

Share Transactions -- You may purchase and redeem Fund shares, or exchange shares of the Funds for those of another, by contacting any broker authorized by the distributor to sell shares of the Funds, by contacting the Funds at (888) 826-2520 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Funds' transfer and dividend disbursing agent, at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Funds' shares, depending on your arrangement with the broker.

7. The following disclosure replaces in its entirety the paragraph entitled "By Mail" under the section "PURCHASING SHARES" currently presented on page 11:

By Mail -- For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, together with your check payable to the applicable Fund. Please be sure to specify which class of shares you wish to invest in. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

8. The following disclosure replaces in its entirety the section entitled "DISTRIBUTION ARRANGEMENTS" currently presented on pages 15 through 17:

                            DISTRIBUTION ARRANGEMENTS

The Funds are offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Funds' distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Equity Fund -- Investor Shares

Investor Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. A deferred sales charge of 2.00% applies if Investor Shares are sold within 360 days of purchase.

Equity Fund -- Class C Shares

Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. First Dominion Capital Corp. pays 1.00% of the amount invested to dealers who sell Class C Shares. A deferred sales charge of 2.00% applies if Class C Shares are sold within two years of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. See "Waiver of Deferred Sales Charge -- Class C Shares" below. The deferred sales charge is a percentage of the net asset value at the time of purchase. Class C Shares are subject to a Distribution 12b-1 and Service Fee as described below under "Rule 12b-1Fees".

Waiver Of Deferred Sales Charge -- Class C Shares

The deferred sales charge on Class C Shares is waived for:

(1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;

(2) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;

(3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and

(4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (888) 826-2520. All account information is subject to acceptance and verification by the Funds' distributor.

General -- The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Funds when, in the judgment of the Funds' management, such withdrawal is in the best interest of the Funds. An order to purchase shares is not binding on, and may be rejected by, the Funds until it has been confirmed in writing by the Funds and payment has been received.

Rule 12b-1 Fees -- The Board of Directors have adopted a Plan of Distribution for Class C Shares of the Equity Fund (the "Rule 12b-1 Plan"). Pursuant to the Rule 12b-1 Plan, the Equity Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Equity Fund finances these distribution and service activities through payments made to the Equity Fund's distributor. The fee paid to the Equity Fund's distributor is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 1.00% for Class C Share expenses. Of this amount, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder service fees payable to institutions that have agreements with the distributor to provide such services. Because these fees are paid out of Class C Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.



                       PLEASE RETAIN FOR FUTURE REFERENCE

                                                   Filed Pursuant to Rule 497(e)
                                                     1933 Act File No. 333-29289
                                                      1940 Act File No. 811-8255

                      THE WORLD FUNDS, INC. (the "Company")
                          CSI Equity Fund (the "Fund")
                          Supplement Dated June 1, 2004
                  to the Statement of Information (the "SAI")
                              Dated January 2, 2004

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT SAI AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE SAI.

1. Effective June 1, 2004, Investor Shares of the Fund will be offered without the imposition of a front-end sales charge. The two percent (2%) deferred sales charge imposed on the proceeds of Investor Shares redeemed with 360 of purchase will remain in effect.

2. The following disclosure replaces in its entirety the second paragraph of the section entitled "GENERAL INFORMATION" currently presented on page 1:

As of the date of this SAI, the Fund is authorized to issue four classes of shares: Class A Shares, imposing a front-end sales charge of up to a maximum of 5.75% and charging a 12b-1 fee; Institutional Shares imposing no front-end or back-end sales loads and not charging any 12b-1 fees, but only available to certain institutional investors; Class C Shares imposing no front-end sales charge and imposing a back-end sales charge of 2% if shares are redeemed within two years after purchase, and carrying a higher 12b-1 fee than Class A Shares; and Investor Shares imposing no front-end sales charge, imposing a back-end sales charge of 2.00% if shares are redeemed within 360 days of purchase but charging no 12b-1 fee. Each class of shares are substantially the same as they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. See "Capital Stock and Dividends" in this SAI.

3. The following disclosure replaces in its entirety the paragraph entitled "Transfer Agent" under the section "MANAGEMENT-RELATED SERVICES" currently presented on page 12:

Transfer Agent -- Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Company's transfer and dividend disbursing agent. FSI is located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229. John Pasco, III, Chairman of the Board of the Company and an officer and shareholder of CSS (the Administrator of the Fund), owns 100% of FSI, and is its President, Treasurer and a director; therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Company, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

4. The following disclosure replaces in its entirety the paragraph entitled "Distributor" under the section "MANAGEMENT-RELATED SERVICES" currently presented on page 12:

Distributor -- First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of FDCC, and is its President, Treasurer and a director. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. The Distributor is entitled to the payment of deferred sales charges upon the redemption of Investor Shares and Class C Shares as described in the prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the prospectus and this SAI. Prior to June 1, 2004, Investor Shares were subject to a maximum front-end sales charge of 5.75%. During the fiscal year ended August 31, 2003, FDCC received $1,662 in connection with the sale of Investor Shares of the Equity Fund. For the year ended August 31, 2003, FDCC received $30,205 in deferred sales charges.

5. The first paragraph under the section "DISTRIBUTION", currently presented on page 14, is deleted in its entirety.

6. The paragraph entitled "Computation of Offering Price" under the section "DISTRIBUTION", currently presented on page 15, is deleted in its entirety.

7. The following disclosure replaces in its entirety the second paragraph of the section entitled "ADDITIONAL INFORMATION ABOUT PURCHASE AND SALES" "Purchasing Shares" currently presented on page 16:

You may purchase shares of the Funds directly from FDCC. You may also buy shares through accounts with brokers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. You will also generally have to address your correspondence or questions regarding such Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order.

8. The paragraph entitled "Statement of Intention" under the section entitled "ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES", currently presented on page 16, is deleted in its entirety.

9. The following performance chart replaces the performance information currently presented on page 21 under the section entitled "INVESTMENT PERFORMANCE":

---------------------------------------------------------------------
                                Periods ended August 31, 2003
---------------------------------------------------------------------
---------------------------------------------------------------------
          Fund            One        Five      Ten        Since
                          Year       Years     Years      Inception
---------------------------------------------------------------------
---------------------------------------------------------------------
Equity Fund -- Investor  4.91%       6.82%     N/A        5.55%(1)
Shares
---------------------------------------------------------------------
---------------------------------------------------------------------
Fixed Income Fund        1.70%       4.54%     N/A         4.92% (2)
---------------------------------------------------------------------














                       PLEASE RETAIN FOR FUTURE REFERENCE